Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 24, 2025	Dec. 28, 2025	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
The following table sets forth information concerning the relationship between executive compensation actually paid and certain financial performance of the Company for each of the last five fiscal years. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for CEO(1) Mr. Pace	Compensation Actually Paid to CEO(2) Mr. Pace	Summary Compensation Table Total for to CEO(1) Mr. Hart	Compensation Actually Paid to CEO(2) Mr. Hart	Summary Compensation Table Total for to CEO(1) Mr. Murphy	Compensation Actually Paid to CEO(2) Mr. Murphy	Average Summary Compensation Table Total for Non-PEO NEOs(3) NEO	Average Compensation Actually Paid to Non-PEO NEOs(2) NEO	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (millions)(6)	Adjusted EBITDA(7)
2025	$3,252,947	$8,019,447	$3,608,589	$774,781			$1,236,367	$979,175	$21.44	$95.59	$(24.3)	$69.7
2024			$5,487,137	$14,216			$972,775	$637,572	$26.82	$109.29	$(77.5)	$45.6
2023			$8,463,446	$10,021,195			$1,265,792	$1,317,221	$62.04	$91.23	$(21.2)	$75.7
2022			$3,154,080	$2,441,211	$5,203,896	$(2,217,630)	$1,038,702	$353,016	$28.36	$77.01	$(78.9)	$52.1
2021					$5,359,783	$1,204,535	$1,235,919	$607,540	$85.37	$96.97	$(50.4)	$63.1

(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for each CEO in each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table” of the applicable year’s proxy statement. Mr. Pace has served as the Company’s CEO since April 24, 2025. Mr. Hart served as the Company’s CEO from September 6, 2022 to April 24, 2025. Mr. Murphy served as the Company’s CEO from October 3, 2019 to September 6, 2022.

(2)
The dollar amounts reported these columns represent the amount of “compensation actually paid” to our executives in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEOs or to the other NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table The following table show the amounts deducted from and added to the Summary Compensation Table to calculate “compensation actually paid” in these columns in 2025.
	Mr. Pace	Mr. Hart	Non-PEO NEOs (Average)
Summary Compensation Table Total	$3,252,947	$3,608,589	$1,236,367
Grant Date Fair Value of Stock and Option Awards (-)	$1,567,000	$1,823,274	$680,250
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	$6,333,500	$1,857,757	$502,645
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	—	—	$(22,433)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	—	—	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	—	$904,494	$57,924
Fair Value at the end of the Prior Year of Vesting Equity Awards that Fail to Meet Conditions (-)	—	$3,772,785	$115,078
Compensation Actually Paid	$8,019,447	$774,781	$979,175

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the CEOs) included for purposes of calculating the average amounts in each applicable year are as follows:

(i)
for 2025, Christopher Meyer, Todd Wilson, Sarah Mussetter, Jesse Griffith, Humera Kassem, and Meghan Spuler

(ii)
for 2024, Todd Wilson, Sarah Mussetter, Kevin Mayer, and Meghan Spuler

(iii)
for 2023, Todd Wilson, Sarah Mussetter, Kevin Mayer, Jyoti Lynch, and Wayne Davis

(iv)
for 2022, Lynn Schweinfurth, Todd Wilson, Wayne Davis, Michael Buchmeier, Sarah Mussetter, Jonathan Muhtar, and Darla Morse

(v)
for 2021, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Darla Morse, and Michael Buchmeier
(4)
Pursuant to SEC Rules, the TSR figures assume an initial investment of $100 on the last day of the fiscal year.

(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Restaurant Index.

(6)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements included in our annual report for the applicable year.

(7)
While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for each CEO in each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table” of the applicable year’s proxy statement. Mr. Pace has served as the Company’s CEO since April 24, 2025. Mr. Hart served as the Company’s CEO from September 6, 2022 to April 24, 2025. Mr. Murphy served as the Company’s CEO from October 3, 2019 to September 6, 2022.
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the CEOs) included for purposes of calculating the average amounts in each applicable year are as follows:

(i)
for 2025, Christopher Meyer, Todd Wilson, Sarah Mussetter, Jesse Griffith, Humera Kassem, and Meghan Spuler

(ii)
for 2024, Todd Wilson, Sarah Mussetter, Kevin Mayer, and Meghan Spuler

(iii)
for 2023, Todd Wilson, Sarah Mussetter, Kevin Mayer, Jyoti Lynch, and Wayne Davis

(iv)
for 2022, Lynn Schweinfurth, Todd Wilson, Wayne Davis, Michael Buchmeier, Sarah Mussetter, Jonathan Muhtar, and Darla Morse

(v)
for 2021, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Darla Morse, and Michael Buchmeier

Peer Group Issuers, Footnote
(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Restaurant Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported these columns represent the amount of “compensation actually paid” to our executives in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEOs or to the other NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table The following table show the amounts deducted from and added to the Summary Compensation Table to calculate “compensation actually paid” in these columns in 2025.
	Mr. Pace	Mr. Hart	Non-PEO NEOs (Average)
Summary Compensation Table Total	$3,252,947	$3,608,589	$1,236,367
Grant Date Fair Value of Stock and Option Awards (-)	$1,567,000	$1,823,274	$680,250
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	$6,333,500	$1,857,757	$502,645
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	—	—	$(22,433)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	—	—	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	—	$904,494	$57,924
Fair Value at the end of the Prior Year of Vesting Equity Awards that Fail to Meet Conditions (-)	—	$3,772,785	$115,078
Compensation Actually Paid	$8,019,447	$774,781	$979,175

Non-PEO NEO Average Total Compensation Amount			$ 1,236,367	$ 972,775	$ 1,265,792	$ 1,038,702	$ 1,235,919
Non-PEO NEO Average Compensation Actually Paid Amount			$ 979,175	637,572	1,317,221	353,016	607,540
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported these columns represent the amount of “compensation actually paid” to our executives in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEOs or to the other NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table The following table show the amounts deducted from and added to the Summary Compensation Table to calculate “compensation actually paid” in these columns in 2025.
	Mr. Pace	Mr. Hart	Non-PEO NEOs (Average)
Summary Compensation Table Total	$3,252,947	$3,608,589	$1,236,367
Grant Date Fair Value of Stock and Option Awards (-)	$1,567,000	$1,823,274	$680,250
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	$6,333,500	$1,857,757	$502,645
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	—	—	$(22,433)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	—	—	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	—	$904,494	$57,924
Fair Value at the end of the Prior Year of Vesting Equity Awards that Fail to Meet Conditions (-)	—	$3,772,785	$115,078
Compensation Actually Paid	$8,019,447	$774,781	$979,175

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
2025 Most Important Measures
• Adjusted EBITDA • Comparable Guest Traffic • Relative TSR

Total Shareholder Return Amount			$ 21.44	26.82	62.04	28.36	85.37
Peer Group Total Shareholder Return Amount			95.59	109.29	91.23	77.01	96.97
Net Income (Loss)			$ (24,300,000)	$ (77,500,000)	$ (21,200,000)	$ (78,900,000)	$ (50,400,000)
Company Selected Measure Amount			69,700,000	45,600,000	75,700,000	52,100,000	63,100,000
PEO Name	Mr. Hart	Mr. Pace
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(7)
While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name			Comparable Guest Traffic
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Pace [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,252,947
PEO Actually Paid Compensation Amount			8,019,447
Mr. Hart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,608,589	$ 5,487,137	$ 8,463,446	$ 3,154,080
PEO Actually Paid Compensation Amount			774,781	$ 14,216	$ 10,021,195	2,441,211
Mr. Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						5,203,896	$ 5,359,783
PEO Actually Paid Compensation Amount						$ (2,217,630)	$ 1,204,535
PEO | Mr. Pace [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,567,000)
PEO | Mr. Pace [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,333,500
PEO | Mr. Pace [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Pace [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Pace [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Pace [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hart [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,823,274)
PEO | Mr. Hart [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,857,757
PEO | Mr. Hart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hart [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			904,494
PEO | Mr. Hart [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,772,785)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(680,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			502,645
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,433)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			57,924
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (115,078)